AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.4%
Industrials – 20.1%
Aerospace & Defense – 1.7%
Curtiss-Wright Corp.	73,920	$8,766,912
Hexcel Corp.(a)	107,904	6,042,624
Raytheon Technologies Corp.	54,563	4,216,083

		19,025,619

Construction & Engineering – 2.1%
EMCOR Group, Inc.	127,060	14,251,050
Valmont Industries, Inc.	34,962	8,309,418

		22,560,468

Electrical Equipment – 4.4%
Acuity Brands, Inc.	38,165	6,297,225
Emerson Electric Co.	313,075	28,245,627
Hubbell, Inc.	76,153	14,232,234

		48,775,086

Industrial Conglomerates – 0.8%
3M Co.	43,840	8,447,091

Machinery – 3.4%
Altra Industrial Motion Corp.	157,742	8,726,287
Crane Co.	59,099	5,549,987
Flowserve Corp.	158,070	6,134,697
Middleby Corp. (The)(a)	28,900	4,790,175
Westinghouse Air Brake Technologies Corp.	148,475	11,753,281

		36,954,427

Professional Services – 3.9%
Leidos Holdings, Inc.	244,625	23,552,495
Robert Half International, Inc.	242,470	18,929,633

		42,482,128

Road & Rail – 2.6%
Kansas City Southern	43,530	11,488,438
Knight-Swift Transportation Holdings, Inc.	360,568	17,339,715

		28,828,153

Trading Companies & Distributors – 1.2%
MSC Industrial Direct Co., Inc. - Class A	149,158	13,452,560

		220,525,532

Financials – 17.6%
Banks – 7.5%
Citigroup, Inc.	278,210	20,239,778
JPMorgan Chase & Co.	166,180	25,297,581
Wells Fargo & Co.	948,101	37,042,306

		82,579,665

Capital Markets – 2.1%
Goldman Sachs Group, Inc. (The)	26,600	8,698,200
Northern Trust Corp.	140,450	14,762,699

		23,460,899

Company	Shares	U.S. $ Value

Consumer Finance – 0.5%
Capital One Financial Corp.	48,346	$6,151,062

Diversified Financial Services – 3.8%
Berkshire Hathaway, Inc. - Class B(a)	162,512	41,516,941

Insurance – 3.7%
Aflac, Inc.	142,500	7,293,150
Allstate Corp. (The)	230,300	26,461,470
Fidelity National Financial, Inc.	163,800	6,660,108

		40,414,728

		194,123,295

Consumer Discretionary – 15.5%
Auto Components – 2.2%
BorgWarner, Inc.	255,970	11,866,769
Gentex Corp.	357,280	12,744,178

		24,610,947

Distributors – 2.6%
LKQ Corp.(a)	681,600	28,852,128

Household Durables – 3.0%
DR Horton, Inc.	291,860	26,010,563
Garmin Ltd.	54,280	7,156,818

		33,167,381

Internet & Direct Marketing Retail – 1.5%
eBay, Inc.	266,200	16,302,088

Multiline Retail – 3.3%
Dollar General Corp.	78,930	15,992,797
Target Corp.	101,690	20,141,738

		36,134,535

Specialty Retail – 2.0%
AutoZone, Inc.(a)	10,480	14,717,064
Murphy USA, Inc.	48,920	7,071,875

		21,788,939

Textiles, Apparel & Luxury Goods – 0.9%
Deckers Outdoor Corp.(a)	28,950	9,565,659

		170,421,677

Health Care – 12.2%
Biotechnology – 4.8%
Alexion Pharmaceuticals, Inc.(a)	150,900	23,074,119
Amgen, Inc.	116,500	28,986,365

		52,060,484

Health Care Providers & Services – 3.9%
Anthem, Inc.	55,620	19,964,799
Cigna Corp.	96,171	23,248,377

		43,213,176

Company	Shares	U.S. $ Value

Pharmaceuticals – 3.5%
Pfizer, Inc.	359,466	$13,023,453
Roche Holding AG (Sponsored ADR)	631,640	25,619,319

		38,642,772

		133,916,432

Information Technology – 11.7%
Communications Equipment – 4.6%
Ciena Corp.(a)	71,340	3,903,725
Cisco Systems, Inc./Delaware	388,000	20,063,480
F5 Networks, Inc.(a)	84,580	17,645,080
Lumentum Holdings, Inc.(a)	98,958	9,039,813

		50,652,098

Electronic Equipment, Instruments & Components – 0.9%
Keysight Technologies, Inc.(a)	47,050	6,746,970
Littelfuse, Inc.	14,041	3,713,002

		10,459,972

IT Services – 4.7%
Cognizant Technology Solutions Corp. - Class A	199,020	15,547,443
FleetCor Technologies, Inc.(a)	54,652	14,681,167
MAXIMUS, Inc.	238,534	21,239,067

		51,467,677

Semiconductors & Semiconductor Equipment – 1.5%
Lam Research Corp.	12,010	7,148,832
MKS Instruments, Inc.	49,450	9,169,019

		16,317,851

		128,897,598

Communication Services – 6.3%
Diversified Telecommunication Services – 6.3%
Comcast Corp. - Class A	745,800	40,355,238
Verizon Communications, Inc.	490,360	28,514,434

		68,869,672

Consumer Staples – 5.2%
Food & Staples Retailing – 1.9%
Walmart, Inc.	150,017	20,376,809

Tobacco – 3.3%
Philip Morris International, Inc.	413,180	36,665,593

		57,042,402

Energy – 3.0%
Energy Equipment & Services – 0.6%
Cactus, Inc. - Class A	126,647	3,877,931
Helmerich & Payne, Inc.	125,989	3,396,664

		7,274,595

Oil, Gas & Consumable Fuels – 2.4%
Chevron Corp.	54,090	5,668,091
ConocoPhillips	95,940	5,081,942

Company	Shares	U.S. $ Value

EOG Resources, Inc.	129,960	$9,425,999
Phillips 66	72,510	5,912,465

		26,088,497

		33,363,092

Real Estate – 2.5%
Equity Real Estate Investment Trusts (REITs) – 0.4%
Mid-America Apartment Communities, Inc.	34,820	5,026,615

Real Estate Management & Development – 2.1%
CBRE Group, Inc. - Class A(a)	285,870	22,615,176

		27,641,791

Materials – 2.3%
Containers & Packaging – 0.4%
Avery Dennison Corp.	22,910	4,207,422

Metals & Mining – 1.9%
BHP Group Ltd. (Sponsored ADR)(b)	138,570	9,615,372
Steel Dynamics, Inc.	226,470	11,495,617

		21,110,989

		25,318,411

Total Common Stocks (cost $777,376,928)		1,060,119,902

SHORT-TERM INVESTMENTS – 4.3%
Investment Companies – 4.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $47,126,423)	47,126,423	47,126,423

Total Investments Before Security Lending Collateral for Securities Loaned – 100.7% (cost $824,503,351)		1,107,246,325

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(c) (d) (e) (cost $9,774,360)	9,774,360	9,774,360

Total Investments – 101.6% (cost $834,277,711)(f)		1,117,020,685
Other assets less liabilities – (1.6)%		(18,038,468)

Net Assets – 100.0%		$1,098,982,217

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $288,967,656 and gross unrealized depreciation of investments was $(6,224,682), resulting in net unrealized appreciation of $282,742,974.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,060,119,902	$—	$—	$1,060,119,902
Short-Term Investments	47,126,423	—	—	47,126,423
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,774,360	—	—	9,774,360

Total Investments in Securities	1,117,020,685	—	—	1,117,020,685
Other Financial Instruments(b)	—	—	—	—

Total	$1,117,020,685	$—	$—	$1,117,020,685

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$38,262	$95,436	$86,572	$47,126	$2
Government Money Market Portfolio*	13,101	26,204	29,531	9,774	0	**
Total	$51,363	$121,640	$116,103	$56,900	$2

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.